Related Party Transactions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Related Party Transactions

11. Related party transactions

The Company recognized expenses in connection with related party transactions in the unaudited condensed consolidated statements of operations as follows:

	Three months	Three months
	ended March 31,	ended March 31,
	2021	2020
	$	$
Share-based compensation for consulting arrangements	—	554,888
Consulting fees to shareholder	—	72,424
Consulting fees on business activities to Board member	29,986	22,162
Reimbursement to Board member for occupancy costs	17,235	—
	47,221	649,474

Transactions with related parties are in the normal course of operations and have been measured at their agreed upon exchange amount.

As at March 31, 2021, there was $nil owing to related parties in connection with the services above. As at March 31, 2020, $70,388 was owing to a related party that paid certain expenses on behalf of the Company prior to it obtaining equity financing. The amounts were fully repaid subsequent to March 31, 2020.

During the three months ended March 31, 2020, the Company issued stock options to shareholders of a related party in exchange primarily for legal and financial consulting services. No amounts are owing in respect of these services as at March 31, 2021.

During the three-month periods ended March 31, 2021 and 2020, the Company received consulting services for research and development from a Board member. Approximately $30,000 is recorded within accrued liabilities in respect of these services as at March 31, 2021. In addition, during the three months ended March 31, 2020, the Company received consulting services for manufacturing planning from a shareholder.

The Company currently has a lease arrangement in place with a Board member for the use of office space. The arrangement does not have a defined contractual lease term and is payable monthly. The Company has applied the short-term lease exemption under ASC Topic 842, Leases to this arrangement and is recording the lease payments of approximately $6,000 monthly as rent expense.

16. Related party transactions

The Company recognized expenses in connection with related party transactions in the consolidated statements of operations as follows:

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Share-based compensation for consulting arrangement	1,109,776	—
Consulting fees to shareholder	164,812	—
Consulting fees on business activities to Board member	90,975	—
Reimbursement to Board member for occupancy costs	21,315	—
	1,386,878	—

Transactions with related parties are in the normal course of operations and have been measured at their agreed upon exchange amount.

As at December 31, 2020, there was $nil owing to related parties in connection with the services above. As at December 31, 2019, $10,400 was owing to a related party that paid certain expenses on behalf of the Company prior to it obtaining equity financing. The amounts were fully repaid during the year ended December 31, 2020.

During the year ended December 31, 2020, the Company issued stock options to shareholders of a related party in exchange primarily for legal and financial consulting services. No amounts are owing in respect of these services as at December 31, 2020.

During the year ended December 31, 2020, the Company received consulting services for research and development and manufacturing planning from a shareholder as well as a Board member. No amounts are owing in respect of these services as at December 31, 2020.

The Company currently has a lease arrangement in place with a Board member for the use of office space. The arrangement does not have a defined contractual lease term and is payable monthly. The Company has applied the short-term lease exemption under ASC 842 to this arrangement and is recording the lease payments of approximately $4 thousand monthly as rent expense.

Therapeutics Acquisition Corp.
Related Party Transactions

Note 4 — Related Party Transactions

Founder Shares

On April 30, 2020, the Sponsor paid $25,000 in consideration for 3,392,500 shares (the "Founder Shares") of the Company's common stock, par value $0.0001 per share (the "common stock").

The Company filed an Amended and Restated Certificate of Incorporation on June 15, 2020, such that the Company is authorized to issue shares of Class B common stock. Pursuant to the amendment, the Founder Shares were converted into shares of Class B common stock.

The Founder Shares will automatically convert into shares of Class A common stock at the time of the Company's initial Business Combination and are subject to certain transfer restrictions, as described in Note 6. The Company’s Sponsor had agreed to forfeit up to 442,500 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. On July 10, 2020, the underwriters exercised the over-allotment option in full; thus, these Founder Shares are no longer subject to forfeiture.

The Sponsor, directors and executive officers have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares or Private Placement Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their common stock for cash, securities or other property.

Private Placement Shares

Concurrently with the closing of the Initial Public Offering, the Sponsor purchased 471,400 Private Placement Shares, at a price of $10.00 per share in a private placement for an aggregate purchase price of $4.7 million. The Private Placement Shares are identical to the shares of Class A common stock sold in the Initial Public Offering, subject to certain limited exceptions as described in Note 1.

A portion of the proceeds from the Private Placement Shares were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Initial Business Combination is not completed within 24 months from the closing of the Public Offering, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

The Sponsor and the Company's officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Shares until 30 days after the completion of the initial Business Combination.

Related Party Loans

On April 30, 2020, the Sponsor agreed to loan the Company an aggregate of up to $0.3 million to cover expenses related to the Initial Public Offering pursuant to a promissory note (the "Note"). In May 2020, the Company borrowed $0.3 million under the Note. The loan was non-interest bearing and the borrowings outstanding under the Note of $0.3 million were repaid in full in July 2020.

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company's officers and directors may, but are not obligated to, loan the Company funds as may be required ("Working Capital Loans"). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender's discretion, up to $1.5 million of such Working Capital Loans may be convertible into Private Placement Shares at a price of $10.00 per share.

Private Placement of Common Stock

The Sponsor has indicated an interest to purchase $25 million of the Company's common stock in a private placement that would occur concurrently with the consummation of the initial Business Combination. The funds from such private placement would be used as part of the consideration to the sellers in the initial Business Combination, and any excess funds from such private placement would be used for working capital in the post-transaction company. However, because indications of interest are not binding agreements or commitments to purchase, the Sponsor may determine not to purchase any such shares, or to purchase fewer shares than it indicated an interest in purchasing. Furthermore, the Company is not under any obligation to sell any such shares.

Note 4 — Related Party Transactions

Founder Shares

On April 30, 2020, the Sponsor paid $25,000 in consideration for 2,875,000 shares (the "Founder Shares") of the Company’s common stock, par value $0.0001 per share (the "common stock"). On July 8, 2020 the Company effected a 1:1.18 stock split resulting in the initial stockholders holding 3,392,500 Founder Shares, of which up to an aggregate of 442,500 shares were subject to forfeiture. Unless the context otherwise implies, all share and per-share amounts in these financial statements have been retroactively restated to reflect the stock split.

The Company filed an Amended and Restated Certificate of Incorporation on June 15, 2020, such that the Company is authorized to issue shares of Class B common stock. Pursuant to the amendment, the Founder Shares were converted into shares of Class B common stock.

The Founder Shares will automatically convert into shares of Class A common stock at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions, as described in Note 6. The Company’s Sponsor had agreed to forfeit up to 442,500 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. On July 10, 2020, the underwriters exercised the over-allotment option in full; thus, these Founder Shares are no longer subject to forfeiture.

The Sponsor, directors and executive officers have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares or Private Placement Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of the shares of Class A common stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.

Private Placement Shares

Concurrently with the closing of the Initial Public Offering, the Sponsor purchased 471,400 Private Placement Shares, at a price of $10.00 per share in a private placement for an aggregate purchase price of $4.7 million. The Private Placement Shares are identical to the shares of Class A common stock sold in the Initial Public Offering, subject to certain limited exceptions as described in Note 1.

A portion of the proceeds from the Private Placement Shares were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Initial Business Combination is not completed within 24 months from the closing of the Public Offering, the proceeds from the sale of the Private Placement Shares held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Shares until 30 days after the completion of the initial Business Combination.

Related Party Loans

On April 30, 2020, the Sponsor agreed to loan the Company an aggregate of up to $0.3 million to cover expenses related to the Initial Public Offering pursuant to a promissory note (the "Note"). In May 2020, the Company borrowed $0.3 million under the Note. The loan was non-interest bearing and the borrowings outstanding under the Note of $0.3 million were repaid in full in July 2020.

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required ("Working Capital Loans"). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into Private Placement Shares at a price of $10.00 per share. As of December 31, 2020, there were no amounts outstanding under any Working Capital Loans.

Private Placement of Common Stock

The Sponsor has indicated an interest to purchase $25.0 million of the Company’s common stock in a private placement that would occur concurrently with the consummation of the initial Business Combination. The funds from such private placement would be used as part of the consideration to the sellers in the initial Business Combination, and any excess funds from such private placement would be used for working capital in the post-transaction company. However, because indications of interest are not binding agreements or commitments to purchase, the Sponsor may determine not to purchase any such shares, or to purchase fewer shares than it indicated an interest in purchasing. Furthermore, the Company is not under any obligation to sell any such shares.